Note 14 - Stock-based Compensation (Details Textual)								1 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended		15 Months Ended	21 Months Ended
	Sep. 04, 2014 USD ($) $ / shares shares	May. 07, 2014 USD ($) $ / shares shares	Apr. 15, 2014 shares	Sep. 03, 2013 USD ($) $ / shares shares	Feb. 25, 2013 USD ($) $ / shares shares	Feb. 21, 2013 USD ($) $ / shares shares	Nov. 01, 2010	Feb. 25, 2013 USD ($) $ / shares shares	Nov. 30, 2010	Sep. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares shares
Employee Stock Option [Member] | Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years		10 years
Employee Stock Option [Member]
Allocated Share-based Compensation Expense | $														$ 135,015	$ 792,160
Stock Incentive Plan [Member] | Two Members of the Medical Advisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	75,000					50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.55					$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 0.2375					$ 0.64
Allocated Share-based Compensation Expense, Net of Tax | $	$ 35,625
Allocated Share-based Compensation Expense | $						$ 64,000
Stock Incentive Plan [Member] | Active Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		900,000		100,000		2,243,644
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 0.55		$ 0.65		$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 0.47667		$ 0.60		$ 0.223
Allocated Share-based Compensation Expense, Net of Tax | $		$ 429,001
Allocated Share-based Compensation Expense | $				$ 60,000		$ 499,621
Share Based Compensation Arrangement By Share Based Payment Award Options Cancel In Period | shares						1,113,644
Share Based Compensation Arrangement By Share Based Payment Award Options Cancelled In Period Weighted Average Exercise Price Per Share | $						$ 2.92
Stock Incentive Plan [Member] | Chief Executive Officer [Member] | Vested at Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights Options Vesting | shares					375,000
Stock Incentive Plan [Member] | Chief Executive Officer [Member] | Options Vesting upon Company Completing 5 Million Gross Proceeds [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights Options Vesting | shares					375,000
Cash Receipt For Option Vesting Threshold | $					$ 5,000,000			$ 5,000,000
Stock Incentive Plan [Member] | Chief Executive Officer [Member] | Options Vesting upon Company Completing 1 Million Gross Proceeds [Member] | Minimum [Member]
Cash Receipt For Option Vesting Threshold | $					250,000			$ 250,000
Stock Incentive Plan [Member] | Chief Executive Officer [Member] | Options Vesting upon Company Completing 1 Million Gross Proceeds [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights Options Vesting | shares								375,000
Cash Receipt For Option Vesting Threshold | $					$ 1,000,000			$ 1,000,000
Stock Incentive Plan [Member] | Chief Executive Officer [Member] | Upon Events Tied To Clinical Trial Plan For Derma PACE Device [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights Options Vesting | shares								375,000
Stock Incentive Plan [Member] | Chief Executive Officer [Member] | Upon Achieveing All Milestones During Initial Two Year Term And The Term Is Not Extended By Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights Options Vesting | shares								750,000
Stock Incentive Plan [Member] | Chief Executive Officer [Member] | Minimum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.35
Stock Incentive Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					2,250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares								$ 0.207
Allocated Share-based Compensation Expense | $					$ 465,000
Stock Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares														$ 0.21	$ 0.21
Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares														$ 2.92	$ 2.92
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares										8,500,000			8,500,000	8,500,000		8,500,000	8,500,000	8,500,000
Number of Members of Medical Advisory Board Granted Options	2
Allocated Share-based Compensation Expense | $										$ 96,323			$ 146,385			$ 94,032	$ 369,238
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $														$ 0	$ 1,271,540
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value | $														$ 0	$ 574,181
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term													5 years 21 days	6 years 156 days	6 years 350 days
Severance Agreement With Mr Cashman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares | shares			1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares										1,500,000	100,000			1,050,000	4,693,644
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares										$ 0.51	$ 0.55			$ 0.55	$ 0.36
Share Based Compensation Arrangement By Share Based Payment Award Options Cancel In Period | shares															43,750
Share Based Compensation Arrangement By Share Based Payment Award Options Cancelled In Period Weighted Average Exercise Price Per Share | $															$ 2.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares | shares										16,666				1,924,999	236,666
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares										$ 1.25	$ 1.30	$ 1.31	$ 1.25	$ 1.31	$ 1.17	$ 1.25	$ 1.25	$ 2.25